Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial Instruments

Note 5 — Financial Instruments

The following table sets forth the financial instruments as at the end of the reporting period:

	June 30, 2025	December 31, 2024
	EUR	EUR
Financial assets
Cash	658,136	1,522,006
Trade and other receivables	1,724,583	344,362
Trade and other receivables – related parties	4,183	7,321
Total trade and other receivables	1,728,766	351,683
Total financial assets	2,386,902	1,873,689

Financial liabilities
Trade and other payables	11,305,426	1,303,376
Trade and other payables – related parties	384,299	162,180
Contract liabilities and Deferred revenue	309,078	92,558
Loan payable	48,106	9,463
Director loan – related party	79,018	76,554
Total financial liabilities	12,125,927	1,644,131

Financial assets amortized cost as of June 30, 2025 and December 31, 2024 consist of:

Financial Assets at Amortized Cost	12-Month or Lifetime ECL	Gross Carrying Amount	Less Allowance	Net Carrying Amount

June 30, 2025
Trade receivables	Lifetime ECL – no credit impaired	€1,990,473	€261,707	€1,728,766
Total		€1,990,473	€261,707	€1,728,766

December 31, 2024
Trade receivables	Lifetime ECL – no credit impaired	€360,385	€8,702	€351,683
Total		€360,385	€8,702	€351,683

The movement in the allowance for expected credit losses (“ECL”) on financial assets measured at amortized cost for the period ended June 30, 2025 is summarized below:

	June 30, 2025	December 31, 2024
	EUR	EUR
Financial assets
Opening ECL Allowance	8,702	-
Increase in lifetime ECL – charged to profit or loss	253,005	8,702
Write-offs during the year (against ECL)	-	-
Total trade and other receivables	261,707	8,702

During 2025, the total credit losses recognized in profit or loss amounted to EUR280,462, which includes €198,100 for write-offs against trade receivables and €82,362 for write-offs against loans to related parties. Of this total, €280,462 was recognized directly in profit or loss, while no additional write-offs were routed through the ECL allowance during the period.

Management monitors expected credit losses on an ongoing basis, considering both historical loss experience and forward-looking information, including specific credit risk factors related to counterparties and entities within the Group. The increase in ECL during 2025 primarily reflects the recognition of expected credit losses associated with the investment in Juve Stabia following its consolidation into the Group.